Share-based Compensation - Summary of Options Outstanding (Details)	6 Months Ended
Jun. 30, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning balance (in shares)	6,547,621
Granted (in shares)	5,933,890
Exercised (in shares)	(123,741)
Forfeited (in shares)	(129,438)
Expired (in shares)	(32,603)
Canceled under Zheng Wei Transition Agreement (in shares)	(568,353)
Options outstanding, ending balance (in shares)	11,627,376
Exercisable (in shares)	3,814,017
Weighted average exercise price per share option, granted (in dollars per share) | $ / shares	$ 1.63
Weighted average exercise price per share option, exercised (in dollars per share) | $ / shares	0.76
Weighted average exercise price per share option, forfeited (in dollars per share) | $ / shares	1.76
Weighted average exercise price per share option, expired (in dollars per share) | $ / shares	6.41
Weighted average exercise price per share option, canceled under Zheng Wei Transition Agreement(in dollars per share) | $ / shares	$ 1.73